Note 23 - Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Trade and other payables [Text Block]
	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Trade payables	5,685	4,324	4,807
Accruals	3,978	648	370
Related party payable	477	-	504
Payroll liabilities	2,210	1,413	1,383
Sales tax payable	949	624	496
Deferred income	974	1,129	6,013
Other creditors	833	778	1,822
Total	15,106	8,917	15,395